Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Amortization cost of developed technology and platform development	$ 4,324,357	$ 4,259,333	$ 8,550,952	$ 6,191,965